Right-of-Use assets - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	€ 24.7	€ 18.2
Birkenstock Australia Pty Ltd [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	€ 5.7